Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Deferred foreign tax expense	$ 414
Effective income tax rate	50.00%	62.00%